RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10.	RELATED PARTY TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	June 30, 2022	December 31, 2021
Junze Zhang	Shareholder and director of the Company	$840,246	$667,787
Xinwen Yang	Director of the SDYL	4,968	-
Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,555	6,750
Total		$851,769	$674,537

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

(b)	Transactions

	For the six months ended June 30,
	2022	2021
Cash advance from related parties
Qing Zuo	$-	$15,451
Junze Zhang	180,151	95,608
Xinwen Yang	4,968	-
	$185,119	$111,059

10. RELATED PARTIES TRANSACTIONS

(a)	The Company had the following balances due to related parties:

	Relationship	2020	2019
Junze Zhang	Shareholder and director of the Company	$388,839	$444,802

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

From time to time, majority shareholder and general manager of the Company advanced funds to the Company for working capital purpose.

(b)	Transactions

	For the years ended December 31,
	2020	2019
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	-	165,176
Henghui Investment Consultation(SZ) Partnership Business (LP)	-	63,767
Qing Zuo	-	39,805
Junze Zhang	172,306	-
Mengling Zhang	-	50,221
Zihua Wu	-	35,940
	$172,306	$354,909

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$-	$141,214
Qing Zuo	-	6,459
Junze Zhang	116,343	264,836
Mengling Zhang	-	13,840
Zihua Wu	-	3,500
	$116,343	$429,849